Leases	6 Months Ended
Jun. 30, 2023
Lease Disclosure [Abstract]
Leases	Leases
The Company’s right-of-use assets by class of assets are as follows:

	Premises	Others	Total
	$	$	$
Costs
Balance – December 31, 2022	4,717	382	5,099
Additions	357	—	357
Effects of foreign exchange	105	5	110
Balance – June 30, 2023	5,179	387	5,566

Accumulated amortization
Balance – December 31, 2022	2,796	265	3,061
Amortization	616	27	643
Effects of foreign exchange	60	12	72
Balance – June 30, 2023	3,472	304	3,776

Carrying value
Net balance – December 31, 2022	1,921	117	2,038
Net balance – June 30, 2023	1,707	83	1,790
The Company’s lease obligations are as follows:

2023
$
Balance – January 1	3,066
Additions	357
Interest accretion	112
Lease repayments	(850)
Effects of foreign exchange	28
Balance – June 30	2,713

Current	1,544
Non-current	1,169
2,713
Expenses incurred for the three and six months ended June 30, 2023 relating to short-term leases and leases of low-value assets were $30 and $68, respectively (2022 - $54 and $116).